Income Taxes - Summary of Analysis of Net Deferred Income Tax Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax liabilities	₱ (3,366)	₱ (3,567)	₱ (3,704)
Costs [Member] | After 12 months [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax liabilities	(3,026)	(3,222)
Costs [Member] | Within 12 months [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax liabilities	₱ (340)	₱ (345)